Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies.
Schedule of minimum future rent payments under the lease agreement	As of December 31, 2013, the minimum future rent payments under the lease agreement are as follows:

2014	$98
2015	8

Total future minimum lease payments	$106